Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Related Party Transactions
(9)	Related Party Transactions

(a)	Real Estate

The Company subleases office space from Allianz Global Corporate and Specialty (AGCS) (an affiliate). In connection with this agreement, the Company incurred rent expense of $16 and $12 for the six month period ended June 30, 2016 and 2015, respectively, which is included in General and administrative expenses on the Statements of Operations.

(b)	Service Fees

The Company has incurred fees for services provided by Allianz Life of $4,622 and $4,343 for the six month periods ended June 30, 2016 and 2015, respectively. The Company’s liability for these fees was $670 and $839 at June 30, 2016 and December 31, 2015, and is included in Other liabilities on the Balance Sheets.

The Company has incurred fees for services provided by affiliated companies of $297 and $129 for the six month periods ended June 30, 2016 and 2015, respectively. The Company’s liability for these charges was $22 and $22 at June 30, 2016 and December 31, 2015, respectively, and is included in Other liabilities on the Balance Sheets.

The Company has agreement with Allianz Investment Management (AIM), LLC which has subsequent agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $541 and $562 for the six month periods ended June 30, 2016 and 2015, respectively, which is included in Fee, commission and other revenue on the Statements of Operations. At June 30, 2016 and December 31, 2015, $96 and $181, respectively, was included for these fees in Receivables on the Balance Sheets.

The Company has incurred commission expense related to the distribution of variable annuity products from Allianz Life Financial Services, LLC, (ALFS) an affiliated company, in the amount of $11,443 and $12,107 for the six month periods ended June 30, 2016 and 2015, respectively. At June 30, 2016 and December 31, 2015, $1,826 and $1,771, respectively, was included for the expense in Other liabilities on the Balance Sheets.

The Company has an agreement with ALFS, whereby 12b-1 fees are assigned to the Company and Allianz Life. The Company has also agreed with Allianz Life to share in reimbursing ALFS for the excess of ALFS expenses over revenues, exclusive of trading gains (losses). In the event that revenues exceed expenses, ALFS records a reimbursement to the Company and Allianz Life. The Company recorded revenue from this agreement of $2,076 and $2,163 for the six month periods ended June 30, 2016 and 2015, respectively. The Company recorded expenses related to this agreement of $2,458 and $2,018, for the six month periods ended June 30, 2016 and 2015, respectively.

(c)	Line of Credit Agreement

The Company has a line of credit agreement with its parent, Allianz Life, to provide liquidity, as needed. At June 30, 2016 and December 31, 2015, there are no amounts outstanding under the line of credit agreement and no amounts have been borrowed during the periods ended June 30, 2016 and 2015.

(10)	Employee Benefit Plans

(14)	Related-party Transactions

(a)	Real Estate

The Company subleases office space from Allianz Global Corporate and Specialty (AGCS) (an affiliate). In connection with this agreement, the Company incurred rent expense of $27, $32, and $29 in 2015, 2014, and 2013, respectively, which is included in General and administrative expenses on the Statements of Operations.

(b)	Service Fees

The Company has incurred fees for certain administrative services provided by Allianz Life of $9,437, $8,368, and $6,454 in 2015, 2014, and 2013, respectively. The Company’s liability for these fees was $839 and $948 as of December 31, 2015 and 2014, respectively, and is included in Other liabilities on the Balance Sheets.

The Company has incurred fees for certain investment advisory services provided by affiliated companies of $272, $212, and $199 in 2015, 2014, and 2013, respectively. The Company’s liability for these charges was $22 and $22 as of December 31, 2015 and 2014, respectively, and is included in Other liabilities on the Balance Sheets.

The Company has agreements with its affiliates Pacific Investment Management Company (PIMCO), Oppenheimer Capital LLC (OpCap), and with certain other related parties whereby (1) specific investment options managed by PIMCO and OpCap are made available through the Company’s separate accounts to holders of the Company’s variable annuity products, (2) the Company receives compensation for providing administrative and recordkeeping services relating to the investment options managed by PIMCO and OpCap. Income recognized by the Company from these affiliates for distribution and in-force related costs as a result of providing investment options to the contractholders was $1,115, $1,182, and $1,109 during 2015, 2014, and 2013, respectively, which is included in Fee, commission and other revenue on the Statements of Operations. At December 31, 2015 and 2014, $181 and $97, respectively, was included for these fees in Receivables on the Balance Sheets.

The Company has incurred commission expense related to the distribution of variable annuity products from Allianz Life Financial Services, LLC, (ALFS) an affiliated company, in the amount of $23,410, $24,771, and $22,493 for the years ended December 31, 2015, 2014, and 2013, respectively. At December 31, 2015 and 2014, $1,771 and $1,613, respectively, was included for the expense in Other liabilities on the Balance Sheets.

The Company has an agreement with ALFS, whereby 12b-1 fees are assigned to the Company and Allianz Life. The Company has also agreed with Allianz Life to share in reimbursing ALFS for the excess of ALFS expenses over revenues, exclusive of trading gains (losses). In the event that revenues exceed expenses, ALFS records a reimbursement to the Company and Allianz Life. The Company recorded revenue from this agreement of $4,332, $3,860, and $3,109 for the years ended December 31, 2015, 2014, and 2013, respectively. The Company recorded expenses related to this agreement of $4,198, $1,454, and $1,656, for the years ended December 31, 2015, 2014, and 2013, respectively.

(c)	Line of Credit Agreement

In 2013, the Company entered into a line of credit agreement with its parent, Allianz Life, to provide liquidity, as needed. As of December 31, 2015 and December 31, 2014, there are no amounts outstanding under the line of credit agreement and no amounts have been borrowed during the years ended December 31, 2015 and 2014.